OTHER ASSETS	12 Months Ended
Dec. 31, 2020
OTHER ASSETS
OTHER ASSETS

6— OTHER ASSETS

Other assets consist of the following:

	December 31,
	2020	2019
Prepaid expenses, current portion	369	447
Total	369	447

Prepaid expenses mainly consist of rental and future congresses and conferences expenses.